SHAREHOLDERS EQUITY (DEFICIT) - Schedule of Stock by Class (Details) - $ / shares	Dec. 31, 2023	Dec. 01, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Class A Common stock authorized (in shares)	80,000,000	80,000,000	80,000,000
Class A Common Stock outstanding (in shares)	28,043,449		11,268,877
Class A Common Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock authorized (in shares)	1,000,000	1,000,000
Preferred Stock outstanding (in shares)	0
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001